                                    [PHOTO]

                        SEMIANNUAL REPORT MARCH 31, 2000

                                  OPPENHEIMER

                              CHAMPION INCOME FUND

                               [OPPENHEIMER LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 1 President's Letter

 3 An Interview
   with your Fund's
   Managers

 8 Financial
   Statements

43 Officers and Trustees

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS THAT ENDED MARCH 31, 2000, THE FUND PERFORMED RELATIVELY WELL, despite volatility in the fixed income markets.

AN EMPHASIS ON GROWTH-ORIENTED SECTORS OF THE HIGH YIELD MARKET, such as telecommunications, media and technology, was a key contributor to the Fund's performance.

THE EUROPEAN SECTOR OF THE HIGH YIELD MARKET HAS OUTPERFORMED THE U.S. SECTOR by a sizable margin over the reporting period.

CUMULATIVE TOTAL RETURNS
For the 6-Month Period
Ended 3/31/00 *

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
1.40%       -3.42%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
1.01%       -3.78%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
1.01%       0.05%

                    * See Notes, page 7, for further details.

[PHOTO]          [PHOTO]
JAMES C. SWAIN   BRIDGET A. MACASKILL
Chairman         President
Oppenheimer      Oppenheimer
Champion         Champion
Income Fund      Income Fund

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,


For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

      Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

      That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

      The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.


                       1 OPPENHEIMER CHAMPION INCOME FUND

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

      Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

      While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

      What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

      We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ JAMES C. SWAIN           /s/ BRIDGET A. MACASKILL

James C. Swain               Bridget A. Macaskill
April 24, 2000


                       2 OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUNDS'S MANAGERS
--------------------------------------------------------------------------------

[PHOTO]   [PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
David Negri
Thomas Reedy

HOW WOULD YOU DESCRIBE THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2000?

A. Oppenheimer Champion Income Fund performed well within its peer group. We are pleased with the Fund's Lipper ranking which places the Fund's Class A shares in the top half of the high current yield funds category for the 1-year period that ended March 31, 2000(1). In addition, the Fund provided shareholders with a positive rate of return(2) amid the high volatility that has characterized the fixed income markets for several months.

WHY HAVE FIXED INCOME INVESTMENTS EXPERIENCED VOLATILITY IN RECENT MONTHS?

There are both fundamental and technical reasons. In general, the volatility affecting fixed income investments has been largely a function of tighter monetary policy adopted by the Federal Reserve Board (the Fed). The Fed's decision to repeatedly raise short-term interest rates was a major reason that fixed income investments fell out of favor among investors. What's more, this occurred as momentum investing took hold in the equity markets. Investors moved away from bonds and flocked to a narrow list of growth-oriented stocks that dominated the stock market.


1. Source: Lipper Analytical Services, Inc., 3/31/00. Based on the comparisons of changes in net asset value without considering sales charges, and with dividends and capital gains distributions reinvested. The Fund's Class A shares were ranked 134 of 349 (1-year), 57 of 189 (3-year), 41 of 121 (5-year) and 9 of 54 (10-year) among high current yield funds for the periods ended 3/31/00.
2. Based on changes in share prices during the fiscal period, without considering sales charges, and reinvestment of distributions.


                       3 OPPENHEIMER CHAMPION INCOME FUND

AN INTERVIEW WITH YOUR FUNDS'S MANAGERS
--------------------------------------------------------------------------------

"WE BELIEVE MAINTAINING our research-based, value-oriented investment approach throughout this challenging period has paid off FOR THE FUND."

The increased default rate in the high yield bond market only exacerbated the volatility. Default rates have crept above 5% annually--rates we haven't seen in years. The precipitous drop in oil prices that occurred in the second half of 1999 and government price regulation in the healthcare industry were major factors in the increased default rate. These isolated industry-specific events, in conjunction with the flow of money out of fixed income and into equities, kept high yield returns very low.

HOW DID YOU MANAGE THE PORTFOLIO IN THIS CHALLENGING ENVIRONMENT?

Since interest rates affect high yield bonds differently than they do most other fixed income investments, interest rate risk is not the most important of the major factors we watch. We did however continue to seek high performance by focusing relatively large amounts of our investments on particular sectors and industries. Most importantly, we maintained our research-based, value-oriented investment approach throughout this difficult environment.

WHAT DECISIONS MOST IMPACTED THE FUND'S PERFORMANCE DURING THE PERIOD?

We've remained focused on growth-oriented sectors of the high yield market. Within the telecommunications, media and technology sectors, positive events such as common stock offerings and mergers have benefited the Fund's performance. Our decision to avoid much of the healthcare sector has also helped, as healthcare providers have been experiencing high default rates for some time.


                       4 OPPENHEIMER CHAMPION INCOME FUND

AVERAGE ANNUAL TOTAL RETURNS
For the Periods Ended 3/31/00(3)

Class A
1-Year   5-Year  10-Year
--------------------------
-3.83%   7.29%   10.62%

Class B          Since
1-Year   5-Year  Inception
--------------------------
-4.35%   N/A     6.52%

Class C          Since
1-Year   5-Year  Inception
--------------------------
-0.71%   7.53%   6.49%

Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.

We also made substantial investments in bonds issued throughout Western Europe. We did this not only for the geographic tilt, but because the issuers of European high yield debt include many successful telecommunications companies. The European sector of the high yield market has also outperformed the U.S. sector by a sizable margin in recent periods. We're just now seeing the deregulation, merger activity, and higher demand that we saw in the U.S. high yield market a few years ago. We're pleased to have been able to capture some of these returns and currently plan to continue to place an emphasis on these securities.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

We are optimistic about the areas that we've emphasized in the portfolio: telecommunications and technology, in particular. We expect the demand for data delivery via the telecommunications infrastructure to grow at an accelerated pace. We're also very optimistic about wireless communications, which we expect will expand far beyond voice transmissions and cellular phones. We've reduced our emphasis on cable and maintain caution regarding companies in the basic materials, paper, metals, and steel industries. We don't foresee any near-term upside potential in those industries.


                  3. See notes on page 7 for further details.


                       5 OPPENHEIMER CHAMPION INCOME FUND

STANDARDIZED YIELDS(4)
For the 30 Days Ended 3/31/00
-----------------------------
Class A            10.18%
-----------------------------
Class B             9.90
-----------------------------
Class C             9.90
-----------------------------

[CREDIT ALLOCATION PIE CHART]
CREDIT ALLOCATION(5)
- AA                1.6%
- A                 0.1
- BBB               2.2
- BB               11.9
- B                66.1
- CCC               6.9
- CC                0.5
- C                 0.1
- Other Securities 10.6


We stand firm in our commitment to seek consistent returns for investors while managing volatility. We believe that providing relatively stable, yet attractive, performance over the long term is an approach that best serves our shareholders. By remaining dedicated to our strict investment discipline, and striving to provide high income and growth potential from a portfolio of diversified securities, we believe many investors will find Oppenheimer Champion Income Fund to be an important part of The Right Way to Invest.

TOP FIVE HOLDINGS BY ISSUER(6)
 ............................................
U.S. Treasury Repurchase                3.0%
 ............................................
NTL, Inc.                               2.5
 ............................................
Omnipoint Corp.                         1.9
 ............................................
Intermedia Communications, Inc.         1.8
 ............................................
Deutsche Bank AG                        1.6
 ............................................


4. Standardized yield is based on net investment income for the 30-day period ended March 31, 2000. Falling share prices will tend to artificially raise yields.
5. Portfolio data is subject to change. Percentages are as of March 31, 2000, and are dollar-weighted based on total value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 7.15% of total investments) but for which the ratings given above have been assigned by the Fund's investment advisor in categories equivalent to those of ratings organizations.
6. Portfolio data is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.


                       6 OPPENHEIMER CHAMPION INCOME FUND

NOTES
--------------------------------------------------------------------------------


IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns and yields shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       7 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS MARCH 31, 2000 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
=================================================================================================================
 MORTGAGE-BACKED OBLIGATIONS--1.9%
-----------------------------------------------------------------------------------------------------------------
 AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
 Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(2)                  $  360,000         $   264,094
-----------------------------------------------------------------------------------------------------------------
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                         1,500,000           1,003,359
 Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                             3,800,000           2,549,562
-----------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Mtg. Pass-Through Certificates, Series 1993-C1,
 Cl. E, 6.72%, 12/25/03(2),(3)                                                        622,000             549,692
-----------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
 Certificates, Series 1997, Cl. E, 8.09%, 2/25/11(2),(3)                            4,000,000           2,916,250
-----------------------------------------------------------------------------------------------------------------
 First Union-Lehman Brothers Commercial Mortgage Trust, Commercial
 Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15              3,400,000           2,591,437
-----------------------------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., Collateralized Mtg. Obligations,
 Series 1997-C2, Cl. F, 6.75%, 4/16/29                                              2,000,000           1,244,375
-----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management, Sub. Collateralized Bond Obligations,
 Series 1A, Cl. D, 12.54%, 6/13/11(2)                                               2,000,000           1,920,000
-----------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1997-RR, Cl. D, 7.671%, 4/30/39(2)                                          2,000,107           1,522,895
 Series 1997-RR, Cl. F, 7.649%, 4/30/39(2)                                          5,000,269           2,778,275
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30(2)                                         1,200,000           1,003,500
-----------------------------------------------------------------------------------------------------------------
 Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through
 Certificates, Series 1997-MC1, Cl. F, 7.452%, 5/20/07(2)                             600,000             450,000
-----------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl.
 ECFD, 8.75%, 12/25/28                                                              1,774,138           1,706,499
-----------------------------------------------------------------------------------------------------------------
 Project Orange Funding LP/Project Orange Capital Corp., Sr. Sec. Nts.,
 10.50%, 9/15/07(2)                                                                 1,451,250           1,440,366
-----------------------------------------------------------------------------------------------------------------
 Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1994-C2, Cl. E, 8%, 4/25/25                                                   414,788             407,595
 Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                168,328             152,929
-----------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-C1, Cl. E1, 9%, 1/20/06                                                  704,000             642,620
 Series 1998-1A, 5%, 12/25/00                                                         145,726             139,032
-----------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
 Series 1999-1, 10%, 8/25/28                                                        3,606,838           3,559,499
                                                                                                      -----------
 Total Mortgage-Backed Obligations (Cost $31,001,068)                                                  26,841,979

=================================================================================================================
 FOREIGN GOVERNMENT OBLIGATIONS--0.8%
-----------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
 Series I, 3.013%, 4/1/07(3) [ARP]                                                  5,793,293           4,285,356
-----------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Series PBA1, 3.013%, 4/1/07(3) [ARP]             2,639,981           1,893,022
-----------------------------------------------------------------------------------------------------------------
 Bulgaria (Republic of) Interest Arrears Bonds, 7.063%, 7/28/11(3)                  2,400,000           1,911,000
-----------------------------------------------------------------------------------------------------------------
 Panama (Republic of) Interest Reduction Bonds, 4.25%, 7/17/14(3)                   1,000,000             805,000
-----------------------------------------------------------------------------------------------------------------
 Panama (Republic of) Past Due Interest Debs., 6.381%, 7/17/16(3)                   2,274,376           1,930,377


                       8 OPPENHEIMER CHAMPION INCOME FUND

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
=================================================================================================================
 FOREIGN GOVERNMENT OBLIGATIONS Continued
 Perusahaan Listr, 17% Nts., 8/21/01 [IDR]                                      1,000,000,000         $   131,605
-----------------------------------------------------------------------------------------------------------------
 PT Hutama Karya Medium-Term Nts., Zero Coupon, 3/17/1999(2),(4),(5) [IDR]      1,000,000,000              36,328
                                                                                                      -----------
 Total Foreign Government Obligations (Cost $10,175,633)                                               10,992,688

=================================================================================================================
 LOAN PARTICIPATIONS--1.4%
-----------------------------------------------------------------------------------------------------------------
 Algeria (Republic of) Reprofiled Debt Loan Participation Nts.,
 Tranche 1, 7.188%, 9/4/06(2),(3)                                                   1,561,090           1,272,289
-----------------------------------------------------------------------------------------------------------------
 Central Bank of Indonesia Gtd. Nts.:
 Series 2 yr., 9.375%, 8/25/00(2),(3)                                               1,250,000           1,193,750
 Series 2 yr., 9.375%, 8/25/00(2),(3)                                               1,000,000             955,000
 Series 3 yr., 9.625%, 8/25/01(2),(3)                                               2,000,000           1,820,000
 Series 4 yr., 9.875%, 8/25/02(2),(3)                                                 500,000             437,500
-----------------------------------------------------------------------------------------------------------------
 Shoshone Partners Loan Trust Sr. Nts., 7.799%, 4/28/02 (representing a basket of reference loans and a total return swap between Chase
 Manhattan Bank and the Trust)(2),(3)                                              16,600,000          14,061,435
                                                                                                      -----------
 Total Loan Participations (Cost $21,972,340)                                                          19,739,974

=================================================================================================================
 CORPORATE BONDS AND NOTES--81.8%
-----------------------------------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--1.3%
 BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                            4,000,000           3,460,000
-----------------------------------------------------------------------------------------------------------------
 Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed
 Nts., Series 1997-1, 9.80%, 1/1/01(2)                                              3,500,000           3,290,000
-----------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08       3,450,000           3,053,250
-----------------------------------------------------------------------------------------------------------------
 Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                              5,750,000           2,903,750
-----------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                         4,000,000           2,580,000
-----------------------------------------------------------------------------------------------------------------
 Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
 Series 1997-A, Cl. B, 6/15/04(2)                                                   1,602,476           1,628,277
-----------------------------------------------------------------------------------------------------------------
 SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07             1,000,000             927,500
                                                                                                      -----------
                                                                                                       17,842,777

-----------------------------------------------------------------------------------------------------------------
 CHEMICALS--3.3%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                      4,000,000           3,970,000
-----------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                         2,520,000             384,300
-----------------------------------------------------------------------------------------------------------------
 Georgia Gulf Corp., 10.375% Sr. Sub. Nts., 11/1/07(7)                              2,400,000           2,421,000
-----------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                               3,000,000           2,910,000
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                         4,000,000           3,975,920
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(8)                            10,750,000           3,171,250
-----------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.875% Sec. Nts., Series B, 5/1/07                                                 4,000,000           3,830,000
 10.875% Sr. Sub. Nts., 5/1/09                                                      2,350,000           2,226,625
-----------------------------------------------------------------------------------------------------------------
 NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                8,000,000           8,240,000


                       9 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 CHEMICALS Continued
 PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(2)                          $   50,000         $    41,250
-----------------------------------------------------------------------------------------------------------------
 Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                        4,000,000           3,400,000
-----------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., 9% Sr. Sub. Nts., 7/1/07                                        960,000             840,000
-----------------------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09(7)                             3,250,000           2,778,750
-----------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 11.75% Sr. Unsec. Sub. Nts., 8/15/06                                               7,000,000           5,950,000
 12.375% Sr. Sec. Nts., Series B, 7/15/06                                           2,700,000           2,767,500
                                                                                                      -----------
                                                                                                       46,906,595

-----------------------------------------------------------------------------------------------------------------
 CONSUMER DURABLES--0.5%
 Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08            2,288,000           2,070,640
-----------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07                                           1,000,000             705,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                    2,575,000           1,815,375
-----------------------------------------------------------------------------------------------------------------
 TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                         1,865,000           2,024,118
                                                                                                      -----------
                                                                                                        6,615,133

-----------------------------------------------------------------------------------------------------------------
 CONSUMER NON-DURABLES--1.5%
 AKI Holdings, Inc.:
 0%/13.50% Sr. Disc. Debs., 7/1/09(6)                                               1,350,000             644,625
 10.50% Sr. Unsec. Nts., 7/1/08                                                     2,800,000           2,401,000
-----------------------------------------------------------------------------------------------------------------
 Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                     4,400,000           4,334,000
-----------------------------------------------------------------------------------------------------------------
 Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06                           3,500,000             166,250
-----------------------------------------------------------------------------------------------------------------
 Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08              4,300,000           1,655,500
-----------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp.:
 8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                1,000,000             445,000
 9% Sr. Nts., 11/1/06                                                               5,800,000           4,147,000
-----------------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                6,000,000           5,940,000
-----------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                     2,815,000             858,575
                                                                                                      -----------
                                                                                                       20,591,950

-----------------------------------------------------------------------------------------------------------------
 ENERGY--4.4%
 Chesapeake Energy Corp.:
 9.125% Sr. Unsec. Nts., 4/15/06                                                    3,330,000           2,963,700
 9.625% Sr. Unsec. Nts., Series B, 5/1/05                                           4,700,000           4,382,750
-----------------------------------------------------------------------------------------------------------------
 Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                3,625,000           2,193,125
-----------------------------------------------------------------------------------------------------------------
 Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                 1,250,000           1,125,000
-----------------------------------------------------------------------------------------------------------------
 Empresa Electric del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(7)                 3,800,000           1,643,500
-----------------------------------------------------------------------------------------------------------------
 Forcenergy, Inc.:
 8.50% Sr. Sub. Nts., Series B, 2/15/07(4),(5)                                      2,550,000           2,027,250
 9.50% Sr. Sub. Nts., 11/1/06 (2),(4),(5)                                           1,000,000             795,000
-----------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                      5,500,000           5,087,500


                       10 OPPENHEIMER CHAMPION INCOME FUND

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 ENERGY Continued
 Gothic Energy Corp., 0%/14.125% Sr. Disc. Nts., 5/1/06(6)                      $   8,775,000         $ 3,115,125
-----------------------------------------------------------------------------------------------------------------
 Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(7)                6,750,000           5,771,250
-----------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(2)               1,985,000           1,260,475
-----------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375%
 Sr. Unsec. Sub. Nts., Series B, 6/1/09(2)                                          2,150,000           2,214,500
-----------------------------------------------------------------------------------------------------------------
 National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(4),(5)             2,500,000           1,587,500
-----------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                  3,650,000           3,047,750
-----------------------------------------------------------------------------------------------------------------
 Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                     1,500,000           1,428,750
-----------------------------------------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                         1,330,000           1,253,525
-----------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                  5,750,000           6,210,000
-----------------------------------------------------------------------------------------------------------------
 RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                  6,300,000           3,244,500
-----------------------------------------------------------------------------------------------------------------
 RBF Finance Co.:
 11% Sr. Sec. Nts., 3/15/06                                                         5,000,000           5,250,000
 11.375% Sr. Sec. Nts., 3/15/09                                                     2,000,000           2,130,000
-----------------------------------------------------------------------------------------------------------------
 Statia Terminals International/Statia Terminals (Canada), Inc., 11.75%
 First Mtg. Nts., Series B, 11/15/03                                                1,050,000           1,057,875
-----------------------------------------------------------------------------------------------------------------
 Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                   2,905,000           2,708,912
-----------------------------------------------------------------------------------------------------------------
 Universal Compression Holdings, Inc.:
 0%/9.875% Sr. Disc. Nts., 2/15/08(6)                                               2,350,000           1,351,250
 0%/11.375% Sr. Disc. Nts., 2/15/09(6)                                                800,000             396,000
                                                                                                      -----------
                                                                                                       62,245,237

-----------------------------------------------------------------------------------------------------------------
 FINANCIAL--1.6%
 AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                          4,000,000           2,980,000
-----------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC, Units (each unit consists of $1,000 principal amount of 12.50% sr. nts., 11/1/06 and one warrant to purchase shares of
 common stock)(7),(9)                                                               2,000,000           2,390,000
-----------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07                                               578,000             439,280
-----------------------------------------------------------------------------------------------------------------
 LaBranche & Company, Inc., 12% Sr. Sub. Nts., 3/1/07(7)                            2,500,000           2,475,000
-----------------------------------------------------------------------------------------------------------------
 Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03(2),(4),(5)                          600,000                  --
-----------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., 10.331% Nts., 11/19/07(3),(7)                                    600,000             614,250
-----------------------------------------------------------------------------------------------------------------
 PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(4),(5) [IDR]                       6,314,400,000             108,438
-----------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts.,
 Series B, 4/1/08                                                                   8,995,000           7,848,137
-----------------------------------------------------------------------------------------------------------------
 Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                          4,900,000           4,869,375
-----------------------------------------------------------------------------------------------------------------
 Veritas Capital Trust, 10% Nts., 1/1/28                                            1,700,000           1,024,250
                                                                                                      -----------
                                                                                                       22,748,730


                       11 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 FOOD & DRUG--0.9%
 AmeriKing, Inc., 10.75% Sr. Nts., 12/1/06                                         $3,101,000         $ 2,651,355
-----------------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc.:
 9.75% Sr. Nts., 2/1/02                                                             6,690,000           2,843,250
 10.875% Sr. Sub. Disc. Nts., 2/1/04                                                  400,000             168,000
-----------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                       5,000,000           4,400,000
-----------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc.:
 10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03                                      1,000,000              85,000
 12.625% Sub. Nts., 6/15/02                                                         5,210,000           1,589,050
-----------------------------------------------------------------------------------------------------------------
 Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                             1,260,000           1,323,000
                                                                                                      -----------
                                                                                                       13,059,655

-----------------------------------------------------------------------------------------------------------------
 FOOD/TOBACCO--2.1%
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08(10)                        900,000             319,500
-----------------------------------------------------------------------------------------------------------------
 Canandaigua Brands, Inc., 8.50% Sr. Unsec. Sub. Nts., 3/1/09                       1,500,000           1,391,250
-----------------------------------------------------------------------------------------------------------------
 Cott Corp., 9.375% Sr. Nts., 7/1/05                                                3,885,000           3,632,475
-----------------------------------------------------------------------------------------------------------------
 Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(6)               2,251,000           1,688,250
-----------------------------------------------------------------------------------------------------------------
 International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06                     4,655,000           4,561,900
-----------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                       4,800,000           4,296,000
-----------------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                        8,065,000           6,814,925
-----------------------------------------------------------------------------------------------------------------
 Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10(2),(4),(5)                    1,000,000             255,000
-----------------------------------------------------------------------------------------------------------------
 Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07             4,025,000           3,240,125
-----------------------------------------------------------------------------------------------------------------
 Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09                  3,250,000           3,087,500
                                                                                                      -----------
                                                                                                       29,286,925

-----------------------------------------------------------------------------------------------------------------
 FOREST PRODUCTS/CONTAINERS--2.2%
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(4),(5)             3,000,000             251,250
-----------------------------------------------------------------------------------------------------------------
 Ball Corp.:
 7.75% Sr. Unsec. Nts., 8/1/06                                                      3,000,000           2,827,500
 8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                 2,100,000           1,942,500
-----------------------------------------------------------------------------------------------------------------
 Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                   2,050,000           1,855,250
-----------------------------------------------------------------------------------------------------------------
 Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                    1,750,000           1,732,500
-----------------------------------------------------------------------------------------------------------------
 Repap New Brunswick, Inc.:
 9% First Priority Sr. Sec. Nts., 6/1/04                                              600,000             568,500
 10.625% Second Priority Sr. Sec. Nts., 4/15/05                                     3,000,000           2,685,000
-----------------------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                                    4,550,000           4,481,750
 10.875% Sr. Sub. Nts., 4/1/08                                                      4,000,000           3,780,000
-----------------------------------------------------------------------------------------------------------------
 SD Warren Co., 14% Unsec. Nts., 12/15/06(11)                                       5,946,703           6,600,840
-----------------------------------------------------------------------------------------------------------------
 U.S. Can Corp., 10.125% Sr. Sub. Nts., Series B, 10/15/06                            800,000             860,000
-----------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07(2)                              4,085,000           3,615,225
                                                                                                      -----------
                                                                                                       31,200,315


                       12 OPPENHEIMER CHAMPION INCOME FUND

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 GAMING/LEISURE--4.6%
 AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(6)                           $  750,000         $   153,750
-----------------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                   1,675,000             931,719
-----------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(4),(5)            7,500                  --
-----------------------------------------------------------------------------------------------------------------
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                    2,100,000           1,837,500
-----------------------------------------------------------------------------------------------------------------
 Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03            2,030,000           2,192,400
-----------------------------------------------------------------------------------------------------------------
 Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                    1,750,000           1,596,875
-----------------------------------------------------------------------------------------------------------------
 Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                     4,000,000           3,660,000
-----------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                            5,000,000           4,368,750
-----------------------------------------------------------------------------------------------------------------
 Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                               3,600,000           3,618,000
-----------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                4,500,000           4,365,000
-----------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                5,895,000           5,659,200
-----------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                           6,995,000           6,680,225
-----------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                        3,500,000           3,080,000
-----------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                       3,725,000           3,473,562
-----------------------------------------------------------------------------------------------------------------
 Meristar Hospitality Corp., 8.75% Sr. Unsec. Sub. Nts., 8/15/07(2)                 2,000,000           1,795,000
-----------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                4,800,000           4,548,000
-----------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., Sr. Nts., 3/15/08(2),(4),(5)                                  3,900,000             936,000
-----------------------------------------------------------------------------------------------------------------
 Premier Parks, Inc.:
 0%/10% Sr. Disc. Nts., 4/1/08(6)                                                   1,970,000           1,258,337
 9.25% Sr. Nts., 4/1/06                                                             1,595,000           1,483,350
 9.75% Sr. Nts., 6/15/07                                                            5,000,000           4,706,250
-----------------------------------------------------------------------------------------------------------------
 Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                             1,900,000           1,781,250
-----------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 9.75% Sr. Sub. Nts., 4/15/07                                                       3,400,000           3,340,500
 10.125% Sr. Sub. Nts., 3/15/06                                                     3,000,000           3,022,500
                                                                                                      -----------
                                                                                                       64,488,168

-----------------------------------------------------------------------------------------------------------------
 HEALTHCARE--1.4%
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                       4,350,000           3,876,937
-----------------------------------------------------------------------------------------------------------------
 ICN Pharmaceutical, Inc.:
 8.75% Sr. Nts., 11/15/08(7)                                                        3,000,000           2,805,000
 8.75% Sr. Nts., 11/15/08(7)                                                        3,345,000           3,127,575
-----------------------------------------------------------------------------------------------------------------
 King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09(2)                4,500,000           4,477,500
-----------------------------------------------------------------------------------------------------------------
 Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                            1,750,000           1,741,250
-----------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                              2,500,000           2,375,000
-----------------------------------------------------------------------------------------------------------------
 Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                2,000,000           1,985,000
                                                                                                      -----------
                                                                                                       20,388,262


                       13 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 HOUSING--1.3%
 Building Materials Corp. of America, 8.625% Sr. Nts., Series B, 12/15/06          $  200,000         $   181,000
-----------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                             3,500,000           2,887,500
-----------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                               2,000,000           1,670,000
-----------------------------------------------------------------------------------------------------------------
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                      5,000,000           4,375,000
-----------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Nts., Series B, 9/1/07                                                  5,840,000           5,343,600
 9.25% Sr. Nts., Series B, 3/15/07                                                  4,070,000           3,764,750
                                                                                                      -----------
                                                                                                       18,221,850

-----------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.7%
 Amkor Technologies, Inc.:
 9.25% Sr. Unsec. Nts., 5/1/06                                                      6,000,000           5,820,000
 10.50% Sr. Unsec. Sub. Nts., 5/1/09                                                5,000,000           4,912,500
-----------------------------------------------------------------------------------------------------------------
 Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09          5,000,000           4,137,500
-----------------------------------------------------------------------------------------------------------------
 Chippac International Ltd., 12.75% Sr. Sub. Nts., 8/1/09(7)                        2,750,000           2,908,125
-----------------------------------------------------------------------------------------------------------------
 Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                               1,925,000           1,799,875
-----------------------------------------------------------------------------------------------------------------
 Dialog Corp. plc, 11% Sr. Sub. Nts., Series B, 11/15/07                            1,750,000           1,706,250
-----------------------------------------------------------------------------------------------------------------
 DII Group, Inc., 8.50% Sr. Sub. Nts., 9/15/07                                      1,200,000           1,204,500
-----------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07      5,900,000           5,826,250
-----------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc.:
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                    4,190,000           3,833,850
 9% Sr. Unsec. Sub. Nts., 2/1/08                                                      910,000             832,650
-----------------------------------------------------------------------------------------------------------------
 Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09         2,400,000           2,076,000
-----------------------------------------------------------------------------------------------------------------
 Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                      2,440,000           2,696,200
                                                                                                      -----------
                                                                                                       37,753,700

-----------------------------------------------------------------------------------------------------------------
 MANUFACTURING--2.5%
 Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                   2,800,000           2,877,000
-----------------------------------------------------------------------------------------------------------------
 Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                          1,560,000           1,209,000
-----------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                            4,500,000           4,623,750
-----------------------------------------------------------------------------------------------------------------
 Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                 1,125,000             466,875
-----------------------------------------------------------------------------------------------------------------
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05         802,000             631,575
-----------------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                 1,500,000           1,282,500
-----------------------------------------------------------------------------------------------------------------
 Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                   2,250,000           1,023,750
-----------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                 2,000,000           1,550,000
-----------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                          6,500,000           6,207,500
-----------------------------------------------------------------------------------------------------------------
 International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05             3,720,000           3,775,800
-----------------------------------------------------------------------------------------------------------------
 Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                 3,000,000           2,865,000
-----------------------------------------------------------------------------------------------------------------
 Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(2)                      1,000,000             405,000


                       14 OPPENHEIMER CHAMPION INCOME FUND

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MANUFACTURING Continued
 Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07(2)                      $ 2,100,000         $ 1,890,000
-----------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07       3,385,000           3,114,200
-----------------------------------------------------------------------------------------------------------------
 Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(2)                      2,000,000           1,750,000
-----------------------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(2)                              1,075,000           1,040,062
                                                                                                      -----------
                                                                                                       34,712,012

-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: BROADCASTING--2.0%
 Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08              1,000,000             905,000
-----------------------------------------------------------------------------------------------------------------
 AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(11)                 463,800             526,413
-----------------------------------------------------------------------------------------------------------------
 Chancellor Media Corp., 9% Sr. Unsec. Sub. Nts., 10/1/08                           7,400,000           7,455,500
-----------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09         5,000,000           4,675,000
-----------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                        2,500,000           2,562,500
-----------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(3)                            1,000,000           1,070,000
-----------------------------------------------------------------------------------------------------------------
 RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                        4,600,000           4,140,000
-----------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc., 9% Sr. Unsec. Sub. Nts., 7/15/07                   1,000,000             895,000
-----------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                   5,000,000           4,775,000
-----------------------------------------------------------------------------------------------------------------
 Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                            1,650,000           1,452,000
                                                                                                      -----------
                                                                                                       28,456,413

-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO--8.5%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09                                                     1,640,000           1,402,200
 8.125% Sr. Nts., Series B, 7/15/03                                                 6,000,000           5,745,000
 9.375% Sr. Nts., 11/15/09                                                          2,800,000           2,639,000
-----------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(6)                                         10,000,000           5,600,000
 8.25% Sr. Unsec. Nts., 4/1/07                                                      2,000,000           1,797,500
 8.625% Sr. Unsec. Nts., 4/1/09                                                     1,750,000           1,553,125
-----------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(7)                               2,500,000           2,490,625
-----------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(6)              1,350,000           1,302,750
-----------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 9.875% Sr. Sub. Nts., 5/15/06                                  1,000,000           1,022,500
-----------------------------------------------------------------------------------------------------------------
 Diamond Cable Communications plc:
 0%/10.75% Sr. Disc. Nts., 2/15/07(2),(6)                                           1,800,000           1,386,000
 0%/11.75% Sr. Disc. Nts., 12/15/05(6)                                             10,665,000          10,025,100
-----------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                        800,000             768,000
-----------------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(6)                 2,000,000           1,150,000
-----------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                14,500,000          14,065,000
-----------------------------------------------------------------------------------------------------------------
 EchoStar I, 8.25% Bonds, 2/26/01(2)                                                  449,171             449,171
-----------------------------------------------------------------------------------------------------------------
 EchoStar II, 8.25% Sinking Fund Bonds, 11/9/01(2)                                    617,144             617,144
-----------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09(7)               2,000,000           2,005,000


                       15 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
-----------------------------------------------------------------------------------------------------------------

                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: CABLE/WIRELESS VIDEO Continued
 NTL Communications Corp.:
 0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(6)                                 $ 9,000,000        $  5,827,500
 9.875% Sr. Nts., 11/15/09(7) [EUR]                                                 5,200,000           4,814,164
 11.50%, Sr. Unsec. Nts., Series B, 10/1/08                                         5,000,000           5,150,000
-----------------------------------------------------------------------------------------------------------------
 NTL, Inc.:
 0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(6)                             2,055,000           1,310,062
 0%/9.75% Sr. Nts., Series B, 4/15/09(6) [GBP]                                     16,125,000          14,405,559
 0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(6) [GBP]                        3,765,000           4,039,240
 7% Cv. Unsec. Sub. Nts., 12/15/08                                                    500,000           1,238,125
 10% Sr. Nts., Series B, 2/15/07                                                    2,940,000           2,895,900
-----------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Nts., 4/15/09(6),(7)                                                  8,000,000           4,680,000
 0%/9.875% Sr. Nts., 4/15/09(6),(7) [GBP]                                           7,200,000           6,776,834
 0%/11% Sr. Disc. Debs., 10/1/07(6)                                                 5,525,000           5,193,500
 11.25% Sr. Nts., 11/1/08                                                           4,910,000           5,032,750
-----------------------------------------------------------------------------------------------------------------
 United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
     Series B, 2/15/08(6)                                                           5,510,000           3,829,450
                                                                                                      -----------
                                                                                                      119,211,199

-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: DIVERSIFIED MEDIA--3.9%
 Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                   5,250,000           4,882,500
-----------------------------------------------------------------------------------------------------------------
 Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(6)                         13,300,000           7,847,000
-----------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                        4,500,000           2,317,500
-----------------------------------------------------------------------------------------------------------------
 IPC Magazines Group plc:
 0%/10.75% Bonds, 3/15/08(6) [GBP]                                                  3,800,000           3,334,177
 9.625% Bonds, 3/15/08 [GBP]                                                        3,450,000           4,678,217
-----------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                            3,270,000           3,261,825
-----------------------------------------------------------------------------------------------------------------
 Mail-Well Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                    3,335,000           2,918,125
-----------------------------------------------------------------------------------------------------------------
 Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05                            3,500,000           1,592,500
-----------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/15/10                         4,250,000           1,593,750
-----------------------------------------------------------------------------------------------------------------
 SFX Entertainment, Inc.:
 9.125% Sr. Unsec. Sub. Nts., 12/1/08                                               7,350,000           7,276,500
 9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                      3,900,000           3,861,000
-----------------------------------------------------------------------------------------------------------------
 TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                2,500,000           2,475,000
-----------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                       2,500,000           2,396,948
-----------------------------------------------------------------------------------------------------------------
 WRC Media Corp., Units (each unit consists of $1,000 principal amount of 12.75% sr. sub. nts., 11/15/09 and one warrant to purchase 1.353
 shares of common stock)(7),(9)                                                     6,500,000           6,370,000
                                                                                                      -----------
                                                                                                       54,805,042

-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS--17.4%
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                      6,000,000           6,120,000
-----------------------------------------------------------------------------------------------------------------
 Colo.Com, Units (each unit consists of $1,000 principal amount of
 13.875% sr. nts., 3/15/10 and one warrant to purchase 19.9718 shares of
 common stock)(7),(9)                                                               3,300,000           3,382,500

                      16 OPPENHEIMER CHAMPION INCOME FUND


                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS Continued
 COLT Telecom Group plc:
 7.625% Bonds, 7/31/08 [DEM]                                                        9,725,000          $4,541,042
 8.875% Sr. Nts., 11/30/07 [DEM]                                                    1,880,000             928,998
 10.125% Sr. Nts., 11/30/07 [GBP]                                                   2,330,000           3,791,390
 Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc.
 nts., 12/15/06 and one warrant to purchase 7.8 ordinary shares)(6),(9)             3,185,000           3,790,150
-----------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                         2,225,000           2,380,750
-----------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(6)             8,900,000           5,340,000
-----------------------------------------------------------------------------------------------------------------
 Equinix, Inc., Units (each unit consists of $1,000 principal amount of
 13% sr. nts., 12/1/07 and one warrant to purchase 11.255 shares of
 common stock)(7),(9)                                                               5,000,000           5,225,000
-----------------------------------------------------------------------------------------------------------------
 ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09 [EUR]              2,000,000           2,411,388
-----------------------------------------------------------------------------------------------------------------
 Exodus Communications, Inc.:
 10.75% Sr. Nts., 12/15/09(7)                                                       1,900,000           1,890,500
 10.75% Sr. Nts., 12/15/09(7) [EUR]                                                 4,000,000           3,951,997
 11.25% Sr. Nts., 7/1/08                                                            5,255,000           5,255,000
-----------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(6)                 2,750,000           1,306,250
-----------------------------------------------------------------------------------------------------------------
 FLAG Telecom Holdings Ltd., 11.625% Sr. Nts., 3/30/10(7)                           2,000,000           1,900,000
-----------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(6)                                       2,745,000           1,784,250
 11.875% Sr. Nts., 1/15/10(7)                                                       5,000,000           5,025,000
-----------------------------------------------------------------------------------------------------------------
 Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                     4,010,000           3,889,700
-----------------------------------------------------------------------------------------------------------------
 Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(7)[EUR]           3,150,000           2,867,291
-----------------------------------------------------------------------------------------------------------------
 Globix Corp. 12.50% Sr. Nts., 2/1/10(7)                                            6,000,000           5,550,000
-----------------------------------------------------------------------------------------------------------------
 GST Telecommunications, Inc., 0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(6),(7)    407,000             333,231
-----------------------------------------------------------------------------------------------------------------
 GST Telecommunications, Inc./GST Network Funding Corp., Inc.,
 0%/10.50% Sr. Disc. Nts., 5/1/08(6)                                                1,000,000             425,000
-----------------------------------------------------------------------------------------------------------------
 GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(6)                           785,000             419,975
-----------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(6)                         400,000             327,000
-----------------------------------------------------------------------------------------------------------------
 ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(6)            415,000             226,175
-----------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.:
 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(6)                                      7,800,000           4,719,000
 8.50% Sr. Nts., Series B, 1/15/08                                                  4,320,000           3,780,000
 8.60% Sr. Unsec. Nts., Series B, 6/1/08                                            2,000,000           1,770,000
 8.875% Sr. Nts., 11/1/07                                                           2,690,000           2,434,450
-----------------------------------------------------------------------------------------------------------------
 Jazztel plc, 13.25% Sr. Nts., 12/15/09(7) [EUR]                                    7,000,000           6,840,639
-----------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc.:
 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(6)                                        8,000,000           4,200,000
 13.50% Sr. Unsec. Nts., 5/15/09                                                    1,300,000           1,300,000
-----------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08(6)                                               8,800,000           4,862,000
 9.125% Sr. Unsec. Nts., 5/1/08                                                     2,700,000           2,342,250
 11% Sr. Nts., 3/15/08(7)                                                           3,000,000           2,880,000
 11.25% Sr. Nts., 3/15/10(7)                                                        2,500,000           2,412,500


                      17 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS Continued
 McLeodUSA, Inc.:
 8.125% Sr. Unsec. Nts., 2/15/09                                                   $2,800,000          $2,478,000
 8.375% Sr. Nts., 3/15/08                                                             600,000             540,000
-----------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.:
 10% Sr. Nts., 12/15/09                                                             4,750,000           4,554,063
 10% Sr. Unsec. Nts., Series B, 11/15/08                                            6,000,000           5,730,000
-----------------------------------------------------------------------------------------------------------------
 Metromedia International Group, Inc., 0%/10.50% Sr. Unsec.
 Disc. Nts., 9/30/07(2),(6)                                                         5,349,602           2,541,061
-----------------------------------------------------------------------------------------------------------------
 MGC Communications, Inc./Mpower Communications Corp.,
 13% Sr. Nts., 4/1/10(7)                                                            5,000,000           4,775,000
-----------------------------------------------------------------------------------------------------------------
 Netia Holdings BV:
 0%/11% Sr. Disc. Nts., 11/1/07(6) [DEM]                                            2,000,000             689,850
 0%/11.25% Sr. Disc. Nts., Series B, 11/1/07(6)                                     3,600,000           2,511,000
-----------------------------------------------------------------------------------------------------------------
 Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09                          5,220,000           5,154,750
-----------------------------------------------------------------------------------------------------------------
 NEXTLINK Communications, Inc.:
 9% Sr. Nts., 3/15/08                                                               1,700,000           1,530,000
 9.625% Sr. Nts., 10/1/07                                                           6,673,000           6,155,843
 10.75% Sr. Unsec. Nts., 11/15/08                                                   5,700,000           5,486,250
 10.75% Sr. Unsec. Nts., 6/1/09                                                     1,400,000           1,344,000
-----------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(7)                    5,000,000           4,475,000
-----------------------------------------------------------------------------------------------------------------
 Optel, Inc., 13% Sr. Nts., Series B, 2/15/05(5)                                    5,000,000           4,175,000
-----------------------------------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05(7)                              4,000,000             530,000
-----------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10% Sr. Unsec. Nts., Series B, 2/15/05                                             3,000,000           2,835,000
 10.50% Sr. Nts., 12/1/06(7) [EUR]                                                  7,000,000           6,514,097
-----------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(6)     4,700,000           3,831,783
-----------------------------------------------------------------------------------------------------------------
 Rhythms Net Connections, Inc., 14% Sr. Unsec. Nts., 2/15/10(7)                     5,000,000           4,325,000
-----------------------------------------------------------------------------------------------------------------
 RSL Communications plc:
 10.50% Gtd. Sr. Nts., 11/15/08                                                     4,000,000           3,400,000
 12.875% Sr. Unsec. Nts., 3/1/10(7)                                                 3,300,000           3,151,500
-----------------------------------------------------------------------------------------------------------------
 Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(7) [EUR]                                6,000,000           5,863,405
-----------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                           2,000,000           1,810,000
-----------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                   3,950,000           4,009,250
-----------------------------------------------------------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Disc. Nts., 11/1/09(6),(7)                                          5,500,000           2,832,500
 10.875% Sr. Nts., 8/1/09 [EUR]                                                       250,000             231,749
 10.875% Sr. Nts., 8/1/09                                                           9,500,000           8,787,500
 10.875% Sr. Nts., 11/1/07(7)                                                       1,000,000             935,000
 11.25% Sr. Nts., 11/1/09(7) [EUR]                                                  3,000,000           2,809,698
-----------------------------------------------------------------------------------------------------------------
 Verio, Inc.:
 10.375% Sr. Unsec. Nts., 4/1/05                                                    3,135,000           3,009,600
 10.625% Sr. Nts., 11/15/09(7)                                                      6,500,000           6,337,500
 11.25% Sr. Unsec. Nts., 12/1/08                                                    5,800,000           5,771,000
 13.50% Sr. Unsec. Nts., 6/15/04                                                      700,000             738,500

                      18 OPPENHEIMER CHAMPION INCOME FUND


                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: TELECOMMUNICATIONS Continued
 Versatel Telecom International NV:
 11.25% Sr. Nts., 3/30/10(7) [EUR]                                                  1,800,000        $  1,683,666
 11.875% Sr. Nts., 7/15/09                                                          3,200,000           3,192,000
 11.875% Sr. Nts., 7/15/09 [EUR]                                                    1,000,000             976,038
-----------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                        3,450,000           3,191,250
-----------------------------------------------------------------------------------------------------------------
 WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(6)                5,745,000           3,217,200
-----------------------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(7),(12)                     2,000,000           1,950,000
-----------------------------------------------------------------------------------------------------------------
 Worldwide Fiber, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                            1,200,000           1,140,000
                                                                                                    -------------
                                                                                                      245,816,479


-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS--8.3%
 Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                   700,000             574,000
-----------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(4),(5),(6)              4,749,000             391,793
-----------------------------------------------------------------------------------------------------------------
 Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                          3,200,000           3,184,000
-----------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11(6)                                              5,800,000           3,306,000
 0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(6)                                      5,635,000           3,916,325
 9% Sr. Nts., 5/15/11                                                               3,250,000           2,957,500
-----------------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(6)                    2,525,000           1,622,313
-----------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01(4),(5)                 1,665,000                  --
-----------------------------------------------------------------------------------------------------------------
 ICO Global Communications (Holdings) Ltd., Units (each unit consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to
 purchase 19.85 shares of common stock)(4),(5),(9)                                  1,325,000             788,375
-----------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc., Units (each unit consists of 12.50% sr.
 nts., 4/15/10 and one warrant to purchase 5.146 shares of common stock)(7),(9)     2,500,000           2,512,500
-----------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(6) [CAD]                             4,405,000           2,093,573
 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(6)                                            5,500,000           3,437,500
 0%/14% Sr. Disc. Nts., Series B, 6/1/06(6)                                         3,300,000           2,937,000
-----------------------------------------------------------------------------------------------------------------
 Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(6)            2,000,000           1,700,000
-----------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 0%/9.75% Sr. Disc. Nts., 10/31/07(6)                                               1,000,000             695,000
 0%/9.95% Sr. Disc. Nts., 2/15/08(6)                                                2,650,000           1,802,000
 0%/10.65% Sr. Disc. Nts., 9/15/07(6)                                               4,500,000           3,296,250
 9.375% Sr. Unsec. Nts., 11/15/09                                                   6,400,000           5,920,000
-----------------------------------------------------------------------------------------------------------------
 Omnipoint Corp.:
 11.50% Sr. Nts., 9/15/09(7)                                                       11,900,000          12,673,500
 11.625% Sr. Nts., 8/15/06                                                          7,875,000           8,347,500
 11.625% Sr. Nts., Series A, 8/15/06                                                4,675,000           4,955,500
-----------------------------------------------------------------------------------------------------------------
 ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                     2,890,000           2,759,950
-----------------------------------------------------------------------------------------------------------------
 Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(6)                  3,315,000           1,541,475
-----------------------------------------------------------------------------------------------------------------
 Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(6)                  6,445,000           4,140,913
-----------------------------------------------------------------------------------------------------------------
 Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub.
 Nts., 12/1/09(7) [EUR]                                                             2,200,000           2,168,335

                      19 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 MEDIA/ENTERTAINMENT: WIRELESS COMMUNICATIONS Continued
 Price Communications Wireless, Inc.:
 9.125% Sr. Sec. Nts., Series B, 12/15/06                                          $3,500,000        $  3,412,500
 11.75% Sr. Sub. Nts., 7/15/07                                                      3,650,000           3,960,250
-----------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                      3,000,000           2,895,000
-----------------------------------------------------------------------------------------------------------------
 SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(6)                  9,935,000           6,457,750
-----------------------------------------------------------------------------------------------------------------
 Spectrasite Holdings, Inc.:
 0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(6)                                        4,500,000           2,340,000
 0%/12% Sr. Disc. Nts., 7/15/08(6)                                                  4,100,000           2,480,500
 10.75% Sr. Nts., 3/15/10(7)                                                        2,500,000           2,381,250
-----------------------------------------------------------------------------------------------------------------
 USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                            655,000             618,975
-----------------------------------------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(7)                         14,400,000          14,400,000
                                                                                                     ------------
                                                                                                      116,667,527


-----------------------------------------------------------------------------------------------------------------
 METALS/MINERALS--2.2%
 AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(7)                             2,500,000             137,500
-----------------------------------------------------------------------------------------------------------------
 AK Steel Corp.:
 7.875% Sr. Unsec. Nts., 2/15/09                                                    5,925,000           5,391,750
 9.125% Sr. Nts., 12/15/06                                                          1,000,000             980,000
-----------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09         2,800,000           2,576,000
-----------------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07                           2,325,000           2,162,250
-----------------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                  2,700,000           2,484,000
-----------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                 750,000             641,250
-----------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                     2,065,000           1,920,450
-----------------------------------------------------------------------------------------------------------------
 Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(6)                     6,100,000           1,738,500
-----------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                             3,945,000           3,215,175
-----------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                    4,500,000           4,421,250
-----------------------------------------------------------------------------------------------------------------
 P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08(2)                5,000,000           4,462,500
-----------------------------------------------------------------------------------------------------------------
 Republic Technologies International Holdings LLC/RTI Capital Corp.,
 Units (each unit consists of $1,000 principal amount of 13.75% sr. nts.,
 7/15/09 and one warrant to purchase Cl. D common stock $.01 per share)(9)          4,200,000             945,000
                                                                                                     ------------
                                                                                                       31,075,625


-----------------------------------------------------------------------------------------------------------------
 RETAIL--0.6%
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08             2,000,000           1,160,000
-----------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08(2)                                      3,500,000           3,115,000
-----------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                 1,025,000             912,250
-----------------------------------------------------------------------------------------------------------------
 Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08(2)                     2,200,000           1,771,000
-----------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                 1,600,000           1,416,000
                                                                                                     ------------
                                                                                                        8,374,250


                      20 OPPENHEIMER CHAMPION INCOME FUND



                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 SERVICE--4.4%
 Allied Waste North America, Inc.:
 7.625% Sr. Nts., Series B, 1/1/06                                                 $1,000,000         $   825,000
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                           4,000,000           3,200,000
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                         4,500,000           3,442,500
-----------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Gtd. Sr. Sub. Nts.,
 Series B, 10/15/08                                                                 4,500,000           4,027,500
-----------------------------------------------------------------------------------------------------------------
 Azurix Corp., 10.75% Sr. Nts., 2/15/10(7)                                          5,000,000           5,000,000
-----------------------------------------------------------------------------------------------------------------
 Brand Scaffold Service, Inc., 10.25% Unsec. Sr. Nts., 2/15/08                      1,800,000           1,602,000
-----------------------------------------------------------------------------------------------------------------
 Charles River Laboratories, Inc., 13.50% Sr. Sub. Nts., 10/1/09(7)                 4,500,000           4,657,500
-----------------------------------------------------------------------------------------------------------------
 Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                        1,000,000           1,005,000
-----------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                          1,080,000             634,500
-----------------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                         2,150,000           1,763,000
-----------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                      3,150,000           2,992,500
-----------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09(2)                 3,550,000           3,212,750
-----------------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(2)                   7,500,000           5,685,938
-----------------------------------------------------------------------------------------------------------------
 Protection One Alarm Monitoring, Inc., 6.75% Cv. Sr. Sub. Nts., 9/15/03            2,868,000           1,616,835
-----------------------------------------------------------------------------------------------------------------
 Protection One, Inc., 7.375% Gtd. Sr. Unsec. Nts., 8/15/05                         5,800,000           4,205,000
-----------------------------------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09                 3,300,000           3,382,500
-----------------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                          1,000,000             875,000
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                      5,750,000           5,117,500
-----------------------------------------------------------------------------------------------------------------
 United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05                           692,000             740,440
-----------------------------------------------------------------------------------------------------------------
 URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                  4,000,000           4,140,000
-----------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Disc. Nts., 11/1/09(6),(7)                        7,500,000           4,031,250
                                                                                                     ------------
                                                                                                       62,156,713


-----------------------------------------------------------------------------------------------------------------
 TRANSPORTATION--4.1%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                               2,000,000           1,925,000
-----------------------------------------------------------------------------------------------------------------
 Amtran, Inc.:
 9.625% Nts., 12/15/05                                                              1,800,000           1,521,000
 10.50% Sr. Nts., 8/1/04                                                            3,400,000           2,975,000
 10.50% Sr. Nts., 8/1/04(7)                                                         2,000,000           1,750,000
-----------------------------------------------------------------------------------------------------------------
 Atlas Air, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/06                                                   4,750,000           4,441,250
 10.75% Sr. Nts., 8/1/05                                                               60,000              60,300
-----------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                 6,000,000           4,830,000
-----------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                1,250,000           1,196,875
-----------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 9% Sr. Sub. Nts., Series B, 5/1/09                                                 5,200,000           4,836,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                           2,200,000           1,957,817
-----------------------------------------------------------------------------------------------------------------
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08              3,245,000           3,358,575

                      21 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 TRANSPORTATION Continued
 Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                      $3,785,000      $    3,728,225
-----------------------------------------------------------------------------------------------------------------
 HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05                                  3,150,000           2,756,250
-----------------------------------------------------------------------------------------------------------------
 Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07(5)                     2,000,000             190,000
-----------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 12% first priority ship mtg. sr. sec. nts., 7/15/05 and one
 warrant to purchase five shares of common stock)(2),(3),(9)                        3,500,000           1,942,500
-----------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc:
 10.50% First Priority Ship Mtg. Nts., 6/30/07 (7)                                  3,715,000           1,616,025
 Units (each unit consists of $1,000 principal amount of 12% second
 priority ship mtg. nts., 6/30/07 and 7.66 warrants)(2),(9)                         2,605,000             143,275
-----------------------------------------------------------------------------------------------------------------
 Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07           3,000,000           2,805,000
-----------------------------------------------------------------------------------------------------------------
 Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                    5,750,000           5,635,000
-----------------------------------------------------------------------------------------------------------------
 TFM SA de CV, 10.25% Sr. Nts., 6/15/07                                             1,440,000           1,386,000
-----------------------------------------------------------------------------------------------------------------
 Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(2)                         1,010,330             868,884
-----------------------------------------------------------------------------------------------------------------
 Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                         4,500,000           2,992,500
-----------------------------------------------------------------------------------------------------------------
 Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts.,
 Series B, 12/15/03                                                                 4,391,000           4,533,708
-----------------------------------------------------------------------------------------------------------------
 Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11(7)                      860,759             475,569
                                                                                                     ------------
                                                                                                       57,924,753


-----------------------------------------------------------------------------------------------------------------
 UTILITY--0.1%
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                 2,000,000           2,121,128
                                                                                                    -------------
 Total Corporate Bonds and Notes (Cost $1,296,387,573)                                              1,152,670,438




                                                                                       SHARES
-----------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--5.9%
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(11)                             120,420           1,339,672
-----------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Gtd. Bonds, 12/31/26                                750,000             646,875
-----------------------------------------------------------------------------------------------------------------
 CGA Group Ltd., Series A(2),(11),(13)                                                190,161           4,754,025
-----------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp., 7% Cv., Non-Vtg.(4),(7)                                      71,000           2,644,750
-----------------------------------------------------------------------------------------------------------------
 Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.(11)                            3,201             648,202
-----------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable,
 Series B, Non-Vtg.(11)                                                                 2,767           2,829,257
-----------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M(11)                                         6,288             675,960
-----------------------------------------------------------------------------------------------------------------
 Doane Products Co., 14.25% Exchangeable, Non-Vtg.(2),(4)                             100,000           3,825,000
-----------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 12.25% Sr. Exchangeable, Non-Vtg.(11)                                                  3,281           3,198,975
 13% Sr. Exchangeable, Non-Vtg.(11)                                                     7,709           8,171,540
-----------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(11)                        636             160,590
-----------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(4)          15,000             431,250
-----------------------------------------------------------------------------------------------------------------
 Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(2),(4)                              49,409             123,522

                      22 OPPENHEIMER CHAMPION INCOME FUND


                                                                                                     MARKET VALUE
                                                                                      SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS Continued
 Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A                               30          $      443
-----------------------------------------------------------------------------------------------------------------
 Global Crossing Ltd., 10.50% Sr. Exchangeable(11)                                     20,000           1,955,000
-----------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(11)                                  3,474           3,308,985
-----------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.:
 7% Cv.(7)                                                                            200,000           6,500,000
 Depositary Shares Representing one one-hundredth 7% Cum. Cv. Jr.,
 Series E, Non-Vtg.(7)                                                                 61,150           2,514,794
 13.50% Exchangeable, Series B(11)                                                      2,600           2,450,500
-----------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc.:
 13%, Non-Vtg.(7),(11)                                                                     82              68,060
 Units (each unit consists of $1,000 principal amount of 13% sr.
 exchangeable preferred stock and one warrant to purchase 30 shares of
 common stock)(2),(9),(11)                                                                300             268,125
-----------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable
 Preferred Stock, Non-Vtg.(11)                                                         30,310               3,789
-----------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(11)              5,190           4,969,425
-----------------------------------------------------------------------------------------------------------------
 NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(11)                                110,872           5,682,190
-----------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(11)                  342           3,479,850
-----------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc.:
 8.625% Exchangeable, Series H, Non-Vtg.                                               54,950           4,739,438
 9.20% Exchangeable, Series F, Non-Vtg.                                                22,500           2,030,625
-----------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp., 13.875% Cum., Non-Vtg.(11)                                           8,669           9,644,263
-----------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(11)                         5,500           5,238,750
-----------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(11)               100             452,500
-----------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable(7)                                           24             108,600
-----------------------------------------------------------------------------------------------------------------
 Star Gas Partners, LP                                                                  2,139              29,144
-----------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $3.52 Exchangeable(4),(11)                       22,624              36,764
-----------------------------------------------------------------------------------------------------------------
 World Access, Inc., Cv. Sr., Series D, Non-Vtg.(2),(4)                                   506             419,980
                                                                                                     ------------
 Total Preferred Stocks (Cost $93,997,472)                                                             83,350,843

-----------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--1.0%
 Adelphia Communications Corp., Cl. A(4)                                               10,000             490,000
-----------------------------------------------------------------------------------------------------------------
 Allied Waste Industries, Inc.(4)                                                      40,000             262,500
-----------------------------------------------------------------------------------------------------------------
 Cablevision Systems Corp.(4)                                                          10,000             607,500
-----------------------------------------------------------------------------------------------------------------
 Calpine Corp.(4)                                                                      15,000           1,410,021
-----------------------------------------------------------------------------------------------------------------
 Charter Communications, Inc., Cl. A(4)                                                40,000             573,125
-----------------------------------------------------------------------------------------------------------------
 Completel Europe NV(4)                                                                11,400             227,287
-----------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc., Cl. A(4)                                                         40,000             575,000
-----------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A(4)                                                 15,000             345,000
-----------------------------------------------------------------------------------------------------------------
 ECM Fund, LPI(2),(4)                                                                      75              65,719
-----------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp., Cl. A(4)                                                  20,000             930,000

                       23 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



                                                                                                     MARKET VALUE
                                                                                      SHARES           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 COMMON STOCKS Continued
 Equitable Bag, Inc.(2),(4)                                                             2,261         $     2,261
-----------------------------------------------------------------------------------------------------------------
 Exodus Communications, Inc.(4)                                                         3,000             421,500
-----------------------------------------------------------------------------------------------------------------
 Global Crossing Ltd.(4)                                                               15,000             614,062
-----------------------------------------------------------------------------------------------------------------
 Grupo Iusacell SA, ADR V(4)                                                           20,000             405,000
-----------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.(4)                                                     1,935              93,485
-----------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.(2),(4)                                                 8,121             392,346
-----------------------------------------------------------------------------------------------------------------
 KPNQwest NV(4)                                                                         5,000             271,250
-----------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., Cl. A(4)                                                             10,000             848,125
-----------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc.(4)                                              10,000             230,625
-----------------------------------------------------------------------------------------------------------------
 Optel, Inc.(2),(4)                                                                     3,815                  38
-----------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd.(2),(4)                                                         288,828             938,691
-----------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc.(4)                                            5,000             242,500
-----------------------------------------------------------------------------------------------------------------
 SF Holding Group, Cl. C(2),(4)                                                         3,700                  37
-----------------------------------------------------------------------------------------------------------------
 SFX Entertainment, Inc., Cl. A(4)                                                     20,000             816,250
-----------------------------------------------------------------------------------------------------------------
 Siena Holdings, Inc.(4)                                                               17,058              20,257
-----------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., Cl. A(4)                                           20,000             469,062
-----------------------------------------------------------------------------------------------------------------
 Teligent, Inc.(4)                                                                     10,000             668,125
-----------------------------------------------------------------------------------------------------------------
 Verio, Inc.(4)                                                                         5,000             225,313
-----------------------------------------------------------------------------------------------------------------
 VoiceStream Wireless Corp.(4)                                                         17,534           2,258,598
                                                                                                       ----------
 Total Common Stocks (Cost $10,910,416)                                                                14,403,677



                                                                                        UNITS
-----------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.5%
 Adelphia Business Solutions, Inc. Wts., Exp. 4/15/01                                     265              80,858
-----------------------------------------------------------------------------------------------------------------
 American Telecasting, Inc. Wts., Exp. 8/10/00(2)                                         850                   9
-----------------------------------------------------------------------------------------------------------------
 Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/15/00(2)                   190                   1
-----------------------------------------------------------------------------------------------------------------
 Becker Gaming, Inc. Wts., Exp. 11/15/00(2)                                            12,500                  --
-----------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc. Wts., Exp. 10/1/07(7)                                       1,649               6,390
-----------------------------------------------------------------------------------------------------------------
 CGA Group Ltd. Wts., Exp. 6/16/07(2),(13)                                            130,000              39,000
-----------------------------------------------------------------------------------------------------------------
 Charles River Laboratories, Inc., Wts., Exp 10/1/09                                    4,500              22,500
-----------------------------------------------------------------------------------------------------------------
 Clearnet Communications, Inc. Wts., Exp. 9/15/05                                       1,320              42,345
-----------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07(2)                                        2,320           1,090,690
-----------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08                                       5,000              61,250
-----------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08                                     3,450                  --
-----------------------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08(2)                                                6,000             144,000
-----------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05                                          725               6,236
-----------------------------------------------------------------------------------------------------------------
 Gaylord Container Corp. Wts., Exp. 11/1/02                                             1,174               6,897

                      24 OPPENHEIMER CHAMPION INCOME FUND


                                                                                                     MARKET VALUE
                                                                                      UNITS            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES Continued
 Globix Corp. Wts., Exp. 5/1/05                                                         4,175          $2,087,500
-----------------------------------------------------------------------------------------------------------------
 Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                          58,176              78,174
-----------------------------------------------------------------------------------------------------------------
 Gothic Energy Corp. Wts.:
 Exp. 1/23/03                                                                          58,503                  --
 Exp. 1/23/03(2)                                                                       30,983                 310
 Exp. 5/1/05(2)                                                                        69,612               6,961
 Exp. 9/1/04(2)                                                                        91,000                  --
-----------------------------------------------------------------------------------------------------------------
 Grand Union Co. Wts., Exp. 8/17/03                                                        94                  29
-----------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05                                           17,655             490,276
-----------------------------------------------------------------------------------------------------------------
 In-Flight Phone Corp. Wts., Exp. 8/31/02                                               1,600                  --
-----------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07(2)                                                    3,390                  --
-----------------------------------------------------------------------------------------------------------------
 KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(2)                                       7,885              24,152
-----------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08(2)                                1,390                 139
-----------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07                                   2,565              30,459
-----------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(2)                                      3,200               4,400
-----------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc.:
 Wts., Exp. 6/1/06(2)                                                                   3,500                 175
 9% Cv. Sub. Nts. Wts., Exp. 3/31/03(2)                                                   200                  10
 14% Sr. Disc. Nts. Wts., Exp. 3/31/03(2)                                               3,500                 175
-----------------------------------------------------------------------------------------------------------------
 Protection One Alarm Monitoring, Inc. Wts.:
 Exp. 6/30/05(2)                                                                       15,200               1,520
 Exp. 11/1/03(2)                                                                       28,000              49,000
-----------------------------------------------------------------------------------------------------------------
 R&B Falcon Corp. Wts., Exp. 5/1/09(2)                                                  7,800           2,730,000
-----------------------------------------------------------------------------------------------------------------
 Rocky Mountain Internet, Inc. Wts., Exp. 7/3/03(2)                                    12,145              85,021
-----------------------------------------------------------------------------------------------------------------
 WAM!NET, Inc. Wts., Exp. 3/1/05(7)                                                    17,235             289,763
                                                                                                        ---------
 Total Rights, Warrants and Certificates (Cost $503,365)                                                7,378,240




                                                                                    PRINCIPAL
                                                                                    AMOUNT(1)
-----------------------------------------------------------------------------------------------------------------
 STRUCTURED INSTRUMENTS--1.6%
 Deutsche Bank AG, Indian Rupee/Japanese Yen Linked Nts., Zero
 Coupon, 12.51%, 10/9/01(8)                                                       $ 6,684,000           4,945,492
-----------------------------------------------------------------------------------------------------------------
 Deutsche Morgan Grenfell, Lehman Brothers High Yield Index Linked Nts.:
 8.70%, 4/6/00                                                                     10,000,000           9,600,200
 8.75%, 5/5/00                                                                      7,750,000           7,543,819
-----------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch), Russian OFZ Linked Nts.:
 Series 27001, 25%, 2/6/02(2),(3) [RUR]                                               876,870              18,042
 Series 27002, 25%, 5/22/02(2),(3) [RUR]                                            1,611,010              31,969
 Series 27003, 25%, 6/5/02(2),(3) [RUR]                                             3,893,220              77,120
 Series 27003, 25%, 6/5/02(2),(3) [RUR]                                             3,079,270              60,997
 Series 27004, 24.868%, 9/18/02(2),(3) [RUR]                                        4,231,270              81,541

                      25 OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF INVESTMENTS UNAUDITED / CONTINUED
--------------------------------------------------------------------------------



                                                                                    PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT(1)          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
 STRUCTURED INSTRUMENTS Continued
 Series 27005, 24.868%, 10/9/02(2),(3) [RUR]                                        4,470,760      $       83,371
 Series 27006, 24.868%, 1/22/03(2),(3) [RUR]                                        4,723,200              84,899
 Series 27007, 25%, 2/5/03(2),(3) [RUR]                                             4,349,990              77,917
 Series 27008, 25%, 5/21/03(2),(3) [RUR]                                            4,444,570              77,177
 Series 27009, 25%, 6/4/03(2),(3) [RUR]                                             4,907,930              85,507
 Series 27010, 24.868%, 9/17/03(2),(3) [RUR]                                        2,744,510              46,747
 Series 27011, 24.868%, 10/8/03(2),(3) [RUR]                                        1,462,330              24,077
-----------------------------------------------------------------------------------------------------------------
 Russia (Government of) Federal Loan Bonds, Series 27010, 24.868%,
 9/17/03(2),(3) [RUR]                                                               1,966,960              33,503
                                                                                                  ---------------
 Total Structured Instruments (Cost $24,227,925)                                                       22,872,378
-----------------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS--2.9%
 Repurchase agreement with Banc One Capital Markets, Inc.,
 6.05%, dated 3/31/00, to be repurchased at $40,720,520 on 4/3/00, collateralized by U.S. Treasury Nts., 5%-7.50%, 5/31/00-2/15/07,
 with a value of $27,227,569 and U.S. Treasury Bonds, 5.25%-12%,
 11/15/09-2/15/29, with a value of $14,322,061 (Cost $40,700,000)                  40,700,000          40,700,000
-----------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,529,875,792)                                       97.8%      1,378,950,217
-----------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                          2.2          30,600,120
                                                                                   ------------------------------
 NET ASSETS                                                                             100.0%     $1,409,550,337
                                                                                   ==============================

                      26 OPPENHEIMER CHAMPION INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

 1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
 ARP  Argentine Peso
 CAD  Canadian Dollar
 DEM  German Mark
 EUR  Euro
 GBP  British Pound Sterling
 IDR  Indonesian Rupiah
 RUR  Russian Ruble
 2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
 3. Represents the current interest rate for a variable or increasing rate security.
 4. Non-income-producing security.
 5. Issuer is in default.
 6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
 7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $206,447,883 or 14.65% of the Fund's net assets as of March 31, 2000.
 8. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
 9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
 10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
 11. Interest or dividend is paid-in-kind.
 12. When-issued security to be delivered and settled after March 31, 2000.
 13. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2000, amounts to $4,793,025. Transactions during the period in which the issuer was an affiliate are as follows:


                                                 SHARES        GROSS         GROSS           SHARES      DIVIDEND
                                     SEPTEMBER 30, 1999    ADDITIONS    REDUCTIONS   MARCH 31, 2000        INCOME
-----------------------------------------------------------------------------------------------------------------
 CGA Group Ltd., Series A                       160,595       29,566            --          190,161     $ 739,209
-----------------------------------------------------------------------------------------------------------------
 CGA Group Ltd. Wts., Exp. 6/16/07              130,000           --            --          130,000            --
                                                                                                        ---------
                                                                                                        $ 739,209
                                                                                                        =========

 See accompanying Notes to Financial Statements.

                      27 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2000
===================================================================================================================
 ASSETS
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,525,121,642)                                                     $ 1,374,157,192
 Affiliated companies (cost $4,754,150)                                                                 4,793,025
-------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                      98,258
-------------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                                     39,404
-------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                            32,179,631
 Investments sold                                                                                       9,323,269
 Shares of beneficial interest sold                                                                     4,418,484
 Other                                                                                                      7,655
-------------------------------------------------------------------------------------------------------------------
 Total assets                                                                                       1,425,016,918


===================================================================================================================
 LIABILITIES

 Unrealized depreciation on foreign currency contracts                                                     87,270
-------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:

 Shares of beneficial interest redeemed                                                                 6,104,337
 Investments purchased (including $1,955,000 purchased on a when-issued basis)                          4,913,076
 Dividends                                                                                              3,065,320
 Distribution and service plan fees                                                                       900,427
 Transfer and shareholder servicing agent fees                                                            206,911
 Trustees' compensation                                                                                     1,275
 Other                                                                                                    187,965
-------------------------------------------------------------------------------------------------------------------
 Total liabilities                                                                                     15,466,581

===================================================================================================================
 NET ASSETS                                                                                        $1,409,550,337
                                                                                                   ==============

===================================================================================================================
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                                   $1,586,192,312
-------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                    2,340,752
-------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                       (27,971,646)
-------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                                   (151,011,081)
                                                                                                   --------------

 Net assets                                                                                        $1,409,550,337
                                                                                                   ==============


                      28 OPPENHEIMER CHAMPION INCOME FUND

==================================================================================================================
 NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $658,084,732 and 57,976,405 shares of beneficial interest outstanding)                                    $11.35
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                                                  $11.92
------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $526,648,935
 and 46,452,263 shares of beneficial interest outstanding)                                                 $11.34
------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $224,816,670
 and 19,829,994 shares of beneficial interest outstanding)                                                 $11.34

See accompanying Notes to Financial Statements

                      29 OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2000
==================================================================================================================
 INVESTMENT INCOME
 Interest                                                                                           $  74,635,964
------------------------------------------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies                                                                                 4,359,183
 Affiliated companies                                                                                     739,209
                                                                                                    -------------
 Total income                                                                                          79,734,356

==================================================================================================================
 EXPENSES

 Management fees                                                                                        4,493,839
------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                  828,414
 Class B                                                                                                2,706,629
 Class C                                                                                                1,242,278
------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                          1,110,909
------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                               37,975
------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                    27,739
------------------------------------------------------------------------------------------------------------------
 Other                                                                                                    286,077
                                                                                                    -------------
 Total expenses                                                                                        10,733,860
 Less expenses paid indirectly                                                                            (12,739)
                                                                                                    -------------
 Net expenses                                                                                          10,721,121

==================================================================================================================
 NET INVESTMENT INCOME                                                                                 69,013,235

==================================================================================================================
 REALIZED AND UNREALIZED LOSS

 Net realized loss on:
 Investments                                                                                           (8,355,492)
 Closing of futures contracts                                                                          (1,198,360)
 Foreign currency transactions                                                                         (2,551,196)
                                                                                                     ------------
 Net realized loss                                                                                    (12,105,048)

-----------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on:
 Investments                                                                                          (38,291,240)
 Translation of assets and liabilities denominated in foreign currencies                               (2,291,563)
                                                                                                     ------------
 Net change                                                                                           (40,582,803)
                                                                                                     ------------
 Net realized and unrealized loss                                                                     (52,687,851)

=================================================================================================================
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $16,325,384
                                                                                                     ============

See accompanying Notes to Financial Statements.

                      30 OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS              YEAR
                                                                                        ENDED             ENDED
                                                                               MARCH 31, 2000          SEPT. 30,
                                                                                   (UNAUDITED)             1999
==================================================================================================================
 OPERATIONS
 Net investment income                                                        $    69,013,235     $   117,592,700
------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                (12,105,048)         (2,302,101)
------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation                            (40,582,803)        (31,609,616)
                                                                              ------------------------------------
 Net increase in net assets resulting from operations                              16,325,384          83,680,983

==================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                          (33,429,855)        (58,066,835)
 Class B                                                                          (24,201,383)        (39,188,529)
 Class C                                                                          (10,920,162)        (20,334,122)
------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                                           (4,516,076)         (4,624,645)
 Class B                                                                           (3,573,775)         (3,298,134)
 Class C                                                                           (1,583,733)         (1,792,486)

==================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                           11,861,723         123,346,795
 Class B                                                                           18,818,007         157,938,895
 Class C                                                                          (17,520,186)         35,263,745

==================================================================================================================
 NET ASSETS

 Total increase (decrease)                                                        (48,740,056)        272,925,667
------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            1,458,290,393       1,185,364,726
                                                                              ------------------------------------
 End of period (including undistributed net investment income of
 $2,340,752 and $1,878,917, respectively)                                      $1,409,550,337      $1,458,290,393
                                                                              ====================================

See accompanying Notes to Financial Statements

                      31 OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS


                                                SIX MONTHS                                                  YEAR
                                                     ENDED                                                 ENDED
                                            MARCH 31, 2000                                              SEPT. 30
 CLASS A                                       (UNAUDITED)     1999        1998       1997      1996        1995
==================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period            $11.84      $12.18      $13.49      $12.92    $12.47     $12.32
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .59        1.10        1.09        1.15      1.15       1.05
 Net realized and unrealized gain (loss)           (.42)       (.25)      (1.11)        .57       .44        .14
                                                 ---------------------------------------------------------------
 Total income (loss) from
 investment operations                              .17        .85        (.02)       1.72       1.59       1.19
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.58)     (1.10)      (1.05)      (1.15)     (1.14)     (1.04)
 Tax return of capital distribution                  --         --        (.04)         --         --         --
 Distributions from net realized gain              (.08)      (.09)       (.20)         --         --         --
                                                 ---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.66)     (1.19)      (1.29)      (1.15)     (1.14)     (1.04)
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                  $11.35     $11.84      $12.18      $13.49     $12.92     $12.47
                                                 ===============================================================

================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)               1.40%      7.15%      (0.49)%     13.96%     13.28%     10.09%

================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $658,085   $675,395    $572,354    $502,211   $359,208   $255,139
----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $688,401   $644,839    $567,689    $425,258   $305,638   $204,917
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                             9.78%      9.01%       8.18%       8.75%      8.97%      8.45%
 Expenses                                          1.05%      1.06%       1.06%(3)    1.10%(3)   1.17%(3)   1.18%(3)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                          16%        47%        100%        136%        95%        73%



 1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
 4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $321,014,794 and $221,453,806, respectively.

 See accompanying Notes to Financial Statements.

                      32 OPPENHEIMER CHAMPION INCOME FUND


                                                 SIX MONTHS                                                  YEAR
                                                      ENDED                                                 ENDED
                                             MARCH 31, 2000                                              SEPT. 30
 CLASS B                                         (UNAUDITED)         1999         1998          1997        19965
=================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period               $11.83        $12.17       $13.48        $12.91        $12.47
                                                    -------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                 .54          1.01          .99          1.05          1.03
 Net realized and unrealized gain (loss)              (.42)         (.25)       (1.11)          .57           .44
                                                    -------------------------------------------------------------
 Total income (loss) from
 investment operations                                 .12           .76         (.12)         1.62          1.47
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 (.53)        (1.01)        (.95)        (1.05)        (1.03)
 Tax return of capital distribution                     --            --         (.04)           --            --
 Distributions from net realized gain                 (.08)         (.09)        (.20)           --            --
                                                    -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                      (.61)        (1.10)       (1.19)        (1.05)        (1.03)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $11.34        $11.83       $12.17        $13.48        $12.91
                                                    =============================================================
=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)                  1.01%         6.36%       (1.25)%       13.10%        12.20%


=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)         $526,649      $530,619     $388,572      $238,505       $82,052
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $540,560      $475,049     $326,804      $151,197       $33,189
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                9.02%         8.25%        7.42%         7.89%         7.90%
 Expenses                                             1.81%         1.81%        1.81%(3)      1.86%(3)      1.97%(3)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                             16%           47%         100%          136%           95%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales investment securities (excluding short-term securities) for the period ended March 31, 2000 were $321,014,794 and $221,453,806, respectively.
5. For the period from October 2, 1995 (inception of offering) to September 30, 1996.

 See accompanying Notes to Financial Statements.


                      33 OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued


                                             SIX MONTHS                                                       YEAR
                                                  ENDED                                                      ENDED
                                         MARCH 31, 2000                                                   SEPT. 30
 CLASS C                                     (UNAUDITED)      1999        1998        1997       1996         1995
==================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period           $11.83     $12.17      $13.48      $12.91     $12.46       $12.32
------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .54       1.01         .99        1.05       1.06          .95
 Net realized and unrealized gain (loss)          (.41)      (.25)      (1.11)        .57        .44          .13
                                                ------------------------------------------------------------------
 Total income (loss) from
 investment operations                             .13        .76        (.12)       1.62       1.50         1.08
------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.54)     (1.01)       (.95)      (1.05)     (1.05)        (.94)
 Tax return of capital distribution                 --         --        (.04)         --         --           --
 Distributions from net realized gain             (.08)      (.09)       (.20)         --         --           --
                                                ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.62)     (1.10)      (1.19)      (1.05)     (1.05)        (.94)
------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $11.34     $11.83      $12.17      $13.48     $12.91       $12.46
                                                ==================================================================

==================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(1)              1.01%      6.35%      (1.25)%     13.12%     12.44%        9.16%

==================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)     $224,817   $252,277    $224,439    $181,025   $112,945      $64,932
------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $243,562   $246,416    $210,338    $143,363   $ 89,416      $43,584
------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                            9.01%      8.25%       7.42%       7.98%      8.19%        7.63%
 Expenses                                         1.83%      1.81%       1.81%(3)    1.86%(3)   1.93%(3)     1.95%(3)
------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(4)                         16%        47%        100%        136%        95%          73%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $321,014,794 and $221,453,806, respectively.

 See accompanying Notes to Financial Statements.

                      34 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income primarily by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc., believes not to involve undue risk. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
       The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the
London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of March 31, 2000, the market value of these securities comprised 2.62% of the Fund's net assets and resulted in realized and unrealized losses of $2,058,311. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
SECURITIES PURCHASED ON A WHEN-ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date

                      35 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $1,955,000.
       In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2000, securities with an aggregate market value of $11,708,184, representing 0.83% of the Fund's net assets, were in default.
-------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
       The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                      36 OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
-------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
-------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
-------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                      37 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------
2. BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                                          SIX MONTHS ENDED MARCH 31, 2000           YEAR ENDED SEPTEMBER 30, 1999
                                               SHARES              AMOUNT              SHARES              AMOUNT
------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                      15,269,863       $ 179,275,841          27,319,607       $ 335,115,751
 Dividends and/or distributions
 reinvested                                 2,326,998          27,105,525           3,639,977          44,482,979
 Redeemed                                 (16,644,779)       (194,519,643)        (20,932,674)       (256,251,935)
                                          -----------------------------------------------------------------------
 Net increase                                 952,082       $  11,861,723          10,026,910       $ 123,346,795
                                          =======================================================================
------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                       8,220,088       $  96,289,831          19,729,277       $ 241,233,572
 Dividends and/or distributions
 reinvested                                 1,515,396          17,632,167           2,215,843          27,048,739
 Redeemed                                  (8,133,524)        (95,103,991)         (9,032,360)       (110,343,416)
                                          -----------------------------------------------------------------------
 Net increase                               1,601,960       $  18,818,007          12,912,760       $ 157,938,895
                                          =======================================================================

-----------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                       2,897,625       $  33,931,468           8,758,433       $ 107,076,757
 Dividends and/or distributions
 reinvested                                   686,510           7,994,221           1,257,082          15,358,557
 Redeemed                                  (5,076,702)        (59,445,875)         (7,141,459)        (87,171,569)
                                          -----------------------------------------------------------------------
 Net increase (decrease)                   (1,492,567)      $ (17,520,186)          2,874,056       $  35,263,745
                                          =======================================================================


-------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES

As of March 31, 2000, net unrealized depreciation on securities of $150,925,575 was composed of gross appreciation of $28,765,492, and gross depreciation of $179,691,067.
-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million and 0.55% of average annual net assets in excess of $1 billion. The Fund's management fee for the six months ended March 31, 2000 was 0.61% of average annual net assets for each class of shares, annualized for periods of less than one full year.

                      38 OPPENHEIMER CHAMPION INCOME FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                    AGGREGATE         CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                                    FRONT-END       FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                                SALES CHARGES   SALES CHARGES           SHARES           SHARES           SHARES
                                   ON CLASS A     RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
SIX MONTHS ENDED                       SHARES     DISTRIBUTOR      DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-------------------------------------------------------------------------------------------------------------------
March 31, 2000                     $1,364,038        $376,032         $127,446       $2,929,450         $242,592

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                           CLASS A CONTINGENT               CLASS B CONTINGENT                CLASS C CONTINGENT
                       DEFERRED SALES CHARGES           DEFERRED SALES CHARGES            DEFERRED SALES CHARGES
SIX MONTHS ENDED      RETAINED BY DISTRIBUTOR          RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
----------------------------------------------------------------------------------------------------------------
March 31, 2000                         $7,103                         $935,262                           $52,010

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $828,414, all of which was paid by the Distributor to recipients. That included $51,427 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


                      39  OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES CONTINUED

CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
       The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:



                                                                     DISTRIBUTOR'S      DISTRIBUTOR'S
                                                                         AGGREGAT        UNREIMBURSED
                                                                      UNREIMBURSED      EXPENSES AS %
                            TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES      OF NET ASSETS
                                UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN           OF CLASS
------------------------------------------------------------------------------------------------------------------
 Class B Plan                   $2,706,629          $2,268,623         $21,468,685               4.08%
 Class C Plan                    1,242,278           1,705,446           4,189,475               1.86
------------------------------------------------------------------------------------------------------------------


5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
       The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
       The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                      40 OPPENHEIMER CHAMPION INCOME FUND

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of March 31, 2000, the Fund had outstanding foreign currency contracts as follows:



                                                     CONTRACT   VALUATION AS OF       UNREALIZED       UNREALIZED
 CONTRACT DESCRIPTION         EXPIRATION DATE    AMOUNT (000S)   MARCH 31, 2000     APPRECIATION     DEPRECIATION
------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 British Pound
 Sterling (GBP)                 6/2/00-6/5/00       GBP22,345       $35,656,683          $35,127          $61,909
 Canadian Dollar (CAD)                 6/1/00        CAD2,925         2,017,868               --           25,361
 Euro (EUR)                            4/4/00        EUR1,126         1,077,624            4,277               --
                                                                                        -------------------------
 Total Unrealized Appreciation and Depreciation                                          $39,404          $87,270
                                                                                        =========================
------------------------------------------------------------------------------------------------------------------

6. FUTURES CONTRACTS

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
       The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
       Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.
       Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
       Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

                      41 OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
7. ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2000 was $101,982,178, which represents 7.22% of the Fund's net assets, of which $8,564,072 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                VALUATION
                                                         ACQUISITION              COST     PER UNIT AS OF
SECURITY                                                        DATE          PER UNIT     MARCH 31, 2000
-----------------------------------------------------------------------------------------------------------
BONDS
TAG Heuer International SA, 12% Sr. Nts., 12/15/05           8/13/96            105.75%            108.53%
Trans World Airlines Lease, 14%
Equipment Trust, 7/2/08                                      3/19/98            101.00              86.00

STOCKS AND WARRANTS
Becker Gaming, Inc. Wts., Exp. 11/15/00                     11/18/93         $    2.00            $    --
CGA Group Ltd., Series A                                     6/17/97             25.00              25.00
CGA Group Ltd. Wts., Exp. 6/16/07                            6/17/97                --               0.30
ECM Fund, LPI                                                4/14/92          1,000.00             876.25
Intermedia Communications, Inc.                              9/29/98             15.09              48.31
World Access, Inc., Cv. Sr., Series D, Non-Vtg.              2/14/00          1,383.40             830.00
===========================================================================================================

8. BANK BORROWINGS

       The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
       The Fund had no borrowings outstanding during the six months ended March 31, 2000.

                      42 OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMER CHAMPION INCOME FUND

================================================================================
OFFICERS AND TRUSTEES         James C. Swain, Trustee and Chairman of the Board
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Avis, Trustee
                              William A. Baker, Trustee
                              George C. Bowen, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              Raymond J. Kalinowski, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              Ned M. Steel, Trustee
                              David P. Negri, Vice President
                              Thomas P. Reedy, Vice President
                              Andrew J. Donohue, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Robert G. Zack, Assistant Secretary

================================================================================
INVESTMENT ADVISOR            OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER      OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF                  The Bank of New York
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS          Deloitte & Touche LLP

================================================================================
LEGAL COUNSEL                 Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                              This is a copy of a report to shareholders of Oppenheimer Champion Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Champion Income Fund. For more complete information concerning the Fund, see the Prospectus.

                              SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                      43 OPPENHEIMER CHAMPION INCOME FUND

OPPENHEIMERFUNDS FAMILY
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 GLOBAL EQUITY
                                  Developing Markets Fund                 Global Fund
                                  International Small Company Fund        Quest Global Value Fund
                                  Europe Fund                             Global Growth & Income Fund
                                  International Growth Fund

----------------------------------------------------------------------------------------------------------------------
 EQUITY
                                  Stock                                   Stock & Bond
                                  Enterprise Fund(1)                      Main Street(R) Growth & Income Fund
                                  Discovery Fund                          Quest Opportunity Value Fund
                                  Main Street(R) Small Cap Fund           Total Return Fund
                                  Quest Small Cap Value Fund              Quest Balanced Value Fund
                                  MidCap Fund                             Capital Income Fund(2)
                                  Capital Appreciation Fund               Multiple Strategies Fund
                                  Growth Fund                             Disciplined Allocation Fund
                                  Disciplined Value Fund                  Convertible Securities Fund
                                  Quest Value Fund
                                  Trinity Growth Fund                     Specialty
                                  Trinity Core Fund                       Real Asset Fund
                                  Trinity Value Fund                      Gold & Special Minerals Fund

----------------------------------------------------------------------------------------------------------------------
 FIXED INCOME
                                  Taxable                                 Municipal
                                  International Bond Fund                 California Municipal Fund(3)
                                  World Bond Fund                         Main Street(R) California Municipal Fund(3)
                                  High Yield Fund                         Florida Municipal Fund(3)
                                  Champion Income Fund                    New Jersey Municipal Fund(3)
                                  Strategic Income Fund                   New York Municipal Fund(3)
                                  Bond Fund                               Pennsylvania Municipal Fund(3)
                                  Senior Floating Rate Fund               Municipal Bond Fund
                                  U.S. Government Trust                   Insured Municipal Fund
                                  Limited-Term Government Fund            Intermediate Municipal Fund

                                                                          Rochester Division
                                                                          Rochester Fund Municipals
                                                                          Limited Term New York Municipal Fund


----------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(4)
                                  Money Market Fund                       Cash Reserves

1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
(C) Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                      44 OPPENHEIMER CHAMPION INCOME FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------
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-------------------------------------------------------
TICKER SYMBOLS
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RS0190.001.0300  May 30, 2000